UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21529

                         The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Utility & Income Trust (the Fund) was 9.2%, compared with a total return of 14.7% for the Standard & Poor’s (S&P) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 20.7%. The Fund’s NAV per share was $19.87, while the price of the publicly traded shares closed at $18.82 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	9.25%	5.65%	3.74%	2.80%	8.12%	6.89%
Investment Total Return (c)	20.74	11.39	8.22	5.20	8.89	6.79
S&P 500 Utilities Index	14.70	19.03	8.05	10.00	12.17	10.51
Lipper Utility Fund Average	14.70	14.96	7.89	6.45	11.51	9.96
S&P 500 Index	18.54	10.42	14.19	10.71	14.70	8.83
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American, reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Global Utility & Income Trust

U.S. Government Obligations	19.0%
Energy and Utilities: Integrated	18.8%
Telecommunications	8.2%
Cable and Satellite	5.0%
Food and Beverage	4.2%
Computer Software and Services	4.1%
Health Care	3.7%
Natural Gas Utilities	3.6%
Diversified Industrial	3.5%
Wireless Communications	2.7%
Electric Transmission and Distribution	2.6%
Natural Gas Integrated	2.5%
Water	2.4%
Financial Services	2.4%
Hotels and Gaming	2.2%
Specialty Chemicals	1.8%
Entertainment	1.7%
Machinery	1.7%
Electronics	1.5%

Services	1.4%
Business Services	1.3%
Consumer Products	1.1%
Aerospace	1.1%
Oil	0.9%
Consumer Services	0.7%
Alternative Energy	0.6%
Natural Resources	0.4%
Building and Construction	0.3%
Transportation	0.2%
Environmental Services	0.2%
Automotive: Parts and Accessories	0.1%
Independent Power Producers and Energy Traders	0.1%
Automotive	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 11, 2019, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 81.0%
	ENERGY AND UTILITIES — 35.5%
	Alternative Energy — 0.6%
	U.S. Companies
13,000	NextEra Energy Partners LP	$252,296	$627,250
7,000	Ormat Technologies Inc.	289,225	443,730
		541,521	1,070,980

	Diversified Industrial — 2.0%
	Non U.S. Companies
4,000	Altran Technologies SA	63,960	63,473
16,000	Bouygues SA	562,608	592,566
15,800	Jardine Matheson Holdings Ltd.	858,553	995,716
17,000	Jardine Strategic Holdings Ltd.	566,077	648,210
	U.S. Companies
17,000	Flowserve Corp.	713,576	895,730
20,000	General Electric Co.	192,372	210,000
		2,957,146	3,405,695

	Electric Transmission and Distribution — 2.6%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	30,772	72,712
1,000	Ascendant Group Ltd.	35,343	24,010
28,000	Enel Chile SA, ADR	78,326	133,840
11,000	Fortis Inc.	339,143	434,355
7,500	Landis+Gyr Group AG	472,394	597,342
20,000	Red Electrica Corp. SA	227,553	416,520

	U.S. Companies
2,400	Consolidated Edison Inc.	109,137	210,432
24,000	Twin Disc Inc.†	434,896	362,400
4,000	Unitil Corp.	175,048	239,560
24,000	WEC Energy Group Inc.	779,585	2,000,880
		2,682,197	4,492,051

	Energy and Utilities: Integrated — 18.8%
	Non U.S. Companies
140,000	A2A SpA	257,158	242,930
17,000	BP plc, ADR	629,103	708,900
10,000	Chubu Electric Power Co. Inc.	149,071	140,194
152,000	Datang International Power Generation Co. Ltd., Cl. H	59,610	38,138
2,000	E.ON SE	20,087	21,721
11,500	E.ON SE, ADR	139,672	124,200
7,000	EDP - Energias de Portugal SA	26,555	26,601
9,000	EDP - Energias de Portugal SA, ADR	241,083	341,001
10,000	Electric Power Development Co. Ltd.	252,321	227,056
5,500	Emera Inc.	152,289	224,738
8,500	Endesa SA	198,665	218,534

Shares		Cost	Market Value

28,000	Enel Americas SA, ADR	$88,325	$248,360
152,000	Enel SpA	887,041	1,061,233
3,000	Eni SpA	56,666	49,825
225,000	Hera SpA	461,298	860,671
12,000	Hokkaido Electric Power Co. Inc.	106,603	67,115
18,000	Hokuriku Electric Power Co.†	213,842	130,390
14,000	Huaneng Power International Inc., ADR	389,439	326,480
180,000	Iberdrola SA	1,275,084	1,794,208
34,000	Korea Electric Power Corp., ADR†	392,916	377,400
22,000	Kyushu Electric Power Co. Inc.	297,967	215,888
12,000	Shikoku Electric Power Co. Inc.	197,840	110,857
12,000	The Chugoku Electric Power Co. Inc.	180,354	151,148
14,000	The Kansai Electric Power Co. Inc.	162,292	160,302
10,000	Tohoku Electric Power Co. Inc.	151,406	101,006
100	Uniper SE	1,124	3,028
2,000	Verbund AG	33,429	104,613

	U.S. Companies
2,000	ALLETE Inc.	71,269	166,420
20,000	Ameren Corp.	772,768	1,502,200
27,500	American Electric Power Co. Inc.	1,205,778	2,420,275
2,500	Avangrid Inc.	121,522	126,250
17,100	Avista Corp.	651,524	762,660
2,400	Black Hills Corp.	59,431	187,608
11,007	Dominion Energy Inc.	467,615	851,061
10,000	Duke Energy Corp.	435,624	882,400
24,000	El Paso Electric Co.	1,418,485	1,569,600
800	Evergy Inc.	18,684	48,120
24,000	Eversource Energy	628,980	1,818,240
15,000	Hawaiian Electric Industries Inc.	370,528	653,250
14,400	MGE Energy Inc.	377,668	1,052,352
5,500	NextEra Energy Inc.	288,625	1,126,730
36,000	NiSource Inc.	282,621	1,036,800
10,500	NorthWestern Corp.	303,804	757,575
37,000	OGE Energy Corp.	456,557	1,574,720
11,200	Otter Tail Corp.	275,319	591,472
4,000	PG&E Corp.†	39,531	91,680
14,000	Pinnacle West Capital Corp.	674,487	1,317,260
7,000	PPL Corp.	197,367	217,070
29,000	Public Service Enterprise Group Inc.	965,990	1,705,780
105,000	The AES Corp.	1,077,520	1,759,800
20,000	The Southern Co.	592,896	1,105,600
18,000	Xcel Energy Inc.	307,151	1,070,820
		19,082,984	32,472,280

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated — 2.5%
	Non U.S. Companies
80,000	Snam SpA	$288,733	$397,621

	U.S. Companies
16,000	Anadarko Petroleum Corp.	725,806	1,128,960
8,000	Apache Corp.	252,453	231,760
14,000	Kinder Morgan Inc.	241,916	292,320
37,000	National Fuel Gas Co.	1,606,615	1,951,750
4,000	ONEOK Inc.	33,902	275,240
		3,149,425	4,277,651

	Natural Gas Utilities — 3.6%
	Non U.S. Companies
1,500	Enagas SA	37,053	40,032
10,000	Engie, ADR	279,648	150,800
1,000	Engie SA	15,461	15,169
16,000	Italgas SpA	72,388	107,488
101,000	National Grid plc	1,201,440	1,072,042
16,000	National Grid plc, ADR	989,327	850,880
50,000	Valener Inc.	964,822	985,835

	U.S. Companies
20,800	AmeriGas Partners LP	710,164	724,672
8,000	Atmos Energy Corp.	263,237	844,480
2,000	Chesapeake Utilities Corp.	38,497	190,040
1,300	ONE Gas Inc.	32,391	117,390
10,000	Southwest Gas Holdings Inc.	381,768	896,200
2,000	Spire Inc.	70,415	167,840
		5,056,611	6,162,868

	Natural Resources — 0.4%
	Non U.S. Companies
8,000	Cameco Corp.	84,036	85,840

	U.S. Companies
21,000	California Resources Corp.†	224,448	413,280
10,000	CNX Resources Corp.†	118,369	73,100
1,000	CONSOL Energy Inc.†	17,615	26,610
644	Diamondback Energy Inc.	30,926	70,177
		475,394	669,007

	Oil — 0.9%
	Non U.S. Companies
4,000	PetroChina Co. Ltd., ADR	278,193	220,280
10,000	Petroleo Brasileiro SA, ADR	104,830	155,700
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	585,630

	U.S. Companies
1,000	Chevron Corp.	60,050	124,440
1,000	ConocoPhillips	28,509	61,000
6,000	Devon Energy Corp.	163,991	171,120

Shares		Cost	Market Value

15,000	Whiting Petroleum Corp.†	$361,120	$280,200
		1,457,624	1,598,370

	Services — 1.4%
	Non U.S. Companies
33,000	ABB Ltd., ADR	564,676	660,990
23,000	Enbridge Inc.	485,412	829,840
5,726	First Sensor AG	181,141	182,635
600,000	Weatherford International plc†	137,550	30,000

	U.S. Companies
12,000	AZZ Inc.	439,465	552,240
5,000	Halliburton Co.	149,746	113,700
1,400	National Oilwell Varco Inc.	40,391	31,122
		1,998,381	2,400,527

	Water — 2.4%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	60,554	71,300
98,000	Severn Trent plc	2,126,584	2,548,849
35,000	United Utilities Group plc	346,011	347,942

	U.S. Companies
9,000	Aqua America Inc.	107,742	372,330
5,400	California Water Service Group	76,295	273,402
4,000	Middlesex Water Co.	75,033	237,000
6,500	SJW Group	107,743	395,005
		2,899,962	4,245,828

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	0	7,215
12,000	Veolia Environnement SA	184,423	292,280
		184,423	299,495

	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
3,000	NRG Energy Inc.	66,530	105,360

	TOTAL ENERGY AND UTILITIES	40,552,198	61,200,112

	OTHER — 29.6%
	Aerospace — 1.1%
	Non U.S. Companies
85,000	Rolls-Royce Holdings plc	596,347	907,179
6,035,000	Rolls-Royce Holdings plc, Cl. C†	7,787	7,664
8,000	Transat AT Inc.†	78,996	82,410
15,000	WestJet Airlines Ltd.	351,072	352,106

	U.S. Companies
14,000	AAR Corp.	495,133	515,060
		1,529,335	1,864,419

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Automotive — 0.0%
	Non U.S. Companies
350	Ferrari NV	$13,967	$56,497

	Automotive: Parts and Accessories — 0.1%
	Non U.S. Companies
4,000	Linamar Corp.	151,042	149,303

	Building and Construction — 0.3%
	Non U.S. Companies
500	Acciona SA	25,414	53,671
1,500	Sika AG	217,271	255,993

	U.S. Companies
4,000	Arcosa Inc.	101,624	150,520
		344,309	460,184

	Business Services — 1.3%
	Non U.S. Companies
47,000	JCDecaux SA	1,409,916	1,423,740
1,600	Mellanox Technologies Ltd.†	182,396	177,072
80,000	Sistema PJSC FC, GDR	266,197	247,040

	U.S. Companies
25,000	Diebold Nixdorf Inc.†	179,638	229,000
6,000	Macquarie Infrastructure Corp.	236,655	243,240
		2,274,802	2,320,092

	Computer Software and Services — 4.1%
	Non U.S. Companies
50,000	Attunity Ltd.†(a)	1,170,900	1,175,000
80,000	Scisys Group plc	254,395	253,991
2,000	Tencent Holdings Ltd.	86,905	90,275

	U.S. Companies
30,000	Red Hat Inc.†	5,465,776	5,632,800
		6,977,976	7,152,066

	Consumer Products — 1.1%
	Non U.S. Companies
4,000	Oriflame Holding AG	98,261	97,737
16,000	Scandinavian Tobacco Group A/S	225,593	186,467
32,000	Swedish Match AB	1,363,778	1,350,829

	U.S. Companies
5,000	Brunswick Corp.	227,019	229,450
		1,914,651	1,864,483

	Consumer Services — 0.7%
	Non U.S. Companies
40,000	Ramirent OYJ	405,511	406,627

Shares		Cost	Market Value

	U.S. Companies
12,500	Matthews International Corp., Cl. A	$509,438	$435,625
3,000	Total System Services Inc.	360,340	384,810
		1,275,289	1,227,062

	Diversified Industrial — 1.5%
	Non U.S. Companies
9,086	Ardagh Group SA	123,097	159,005

	U.S. Companies
40,000	Multi-Color Corp.	1,995,933	1,998,800
20,100	Trinity Industries Inc.	426,157	417,075
		2,545,187	2,574,880

	Electronics — 1.5%
	Non U.S. Companies
48,000	Sony Corp., ADR	1,577,100	2,514,720

	Entertainment — 1.7%
	Non U.S. Companies
77,000	Grupo Televisa SAB, ADR	957,188	649,880
2,000	Naspers Ltd., Cl. N	447,122	485,555
48,000	Vivendi SA	1,272,825	1,321,401

	U.S. Companies
12,000	Fox Corp., Cl. B	481,141	438,360
		3,158,276	2,895,196

	Financial Services — 2.4%
	Non U.S. Companies
3,000	Brookfield Asset Management Inc., Cl. A.	30,437	143,340
8,000	Deutsche Bank AG	96,227	61,040
44,000	GAM Holding AG†	195,774	203,368
15,000	Janus Henderson Group plc	343,127	321,000
10,000	Kinnevik AB, Cl. A	264,223	271,910
100,000	Resona Holdings Inc.	498,028	416,083

	U.S. Companies
10,000	AllianceBernstein Holding LP	289,300	297,200
20,000	Bank of America Corp.	534,204	580,000
1,500	M&T Bank Corp.	167,637	255,105
10,000	The Bank of New York Mellon Corp.	398,640	441,500
3,000	The Goldman Sachs Group Inc.	497,010	613,800
4,500	The Hartford Financial Services Group Inc.	154,431	250,740
2,000	The PNC Financial Services Group Inc.	164,092	274,560
2,000	UGI Corp.	69,182	106,820
		3,702,312	4,236,466

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Food and Beverage — 4.2%
	Non U.S. Companies
110	Chocoladefabriken Lindt & Spruengli AG	$553,941	$800,604
3,000	Chr. Hansen Holding A/S	114,931	281,712
18,000	Cott Corp.	120,346	240,300
80,000	Davide Campari-Milano SpA	371,813	783,689
8,000	Diageo plc, ADR	904,647	1,378,560
6,000	Heineken NV	406,982	669,570
11,000	Nestlé SA	786,453	1,138,763
3,000	Pernod Ricard SA	345,918	552,801
12,000	Wessanen	156,384	155,419
1,000	Yakult Honsha Co. Ltd.	51,696	58,897

	U.S. Companies
1,000	General Mills Inc.	46,773	52,520
7,000	McCormick & Co. Inc., Non-Voting	493,062	1,085,070
		4,352,946	7,197,905

	Health Care — 3.7%
	Non U.S. Companies
11,000	Allergan plc	1,800,548	1,841,730

	U.S. Companies
1,000	Bristol-Myers Squibb Co.	45,657	45,350
6,000	Celgene Corp.†	541,023	554,640
2,500	Johnson & Johnson	244,905	348,200
35,800	Owens & Minor Inc.	165,260	114,560
34,000	Spark Therapeutics Inc.†	3,848,885	3,480,920
		6,646,278	6,385,400

	Hotels and Gaming — 2.2%
	Non U.S. Companies
130,000	Genting Singapore Ltd.	129,518	88,396
100,000	International Game Technology plc	1,381,506	1,297,000
370,000	Mandarin Oriental International Ltd.	618,028	658,600
330,000	The Hongkong & Shanghai Hotels Ltd.	395,985	430,047
230,000	William Hill plc	410,585	451,424

	U.S. Companies
4,000	Churchill Downs Inc.	343,040	460,280
5,000	Ryman Hospitality Properties Inc., REIT	244,399	405,450
		3,523,061	3,791,197

	Machinery — 1.7%
	Non U.S. Companies
185,000	CNH Industrial NV	1,604,980	1,901,800

Shares		Cost	Market Value

	U.S. Companies
10,000	CIRCOR International Inc.†	256,466	460,000
6,000	Xylem Inc.	173,899	501,840
		2,035,345	2,863,640

	Specialty Chemicals — 1.8%
	Non U.S. Companies
10,000	Axalta Coating Systems Ltd.†	248,205	297,700
800	Givaudan SA	2,021,785	2,258,554

	U.S. Companies
12,000	Versum Materials Inc.	621,121	618,960
		2,891,111	3,175,214

	Transportation — 0.2%
	U.S. Companies
5,000	GATX Corp.	179,156	396,450

	TOTAL OTHER	45,092,143	51,125,174

	COMMUNICATIONS — 15.9%
	Cable and Satellite — 5.0%
	Non U.S. Companies
10,000	Cogeco Inc.	195,069	638,082
60,000	ITV plc.	120,966	82,293
25,104	Liberty Global plc, Cl. A†	509,902	677,557
48,000	Liberty Global plc, Cl. C†	830,774	1,273,440
10,000	Liberty Latin America Ltd., Cl. A†	184,535	172,300
20,000	Liberty Latin America Ltd., Cl. C†	384,733	343,800
45,000	Rogers Communications Inc., Cl. B	1,892,915	2,408,400

	U.S. Companies
150	Charter Communications Inc., Cl. A†	20,250	59,277
15,000	Comcast Corp., Cl. A	161,611	634,200
38,000	DISH Network Corp., Cl. A†	865,342	1,459,580
6,000	EchoStar Corp., Cl. A†	150,819	265,920
168	Liberty Broadband Corp., Cl. B†	8,321	17,434
85,000	WideOpenWest Inc.†	638,059	617,100
		5,963,296	8,649,383

	Telecommunications — 8.2%
	Non U.S. Companies
4,000	Axel Springer SE	278,543	281,773
36,500	BCE Inc.	1,079,511	1,660,020
28,500	BT Group plc, ADR	464,440	363,945
44,000	Deutsche Telekom AG, ADR	720,430	762,960
4,000	DNA Oyj	95,286	95,516
128,255	Global Telecom Holding SAE†	78,433	36,875
200,000	Inmarsat plc	1,373,382	1,383,234
465,000	Koninklijke KPN NV	1,371,180	1,427,629
2,000	Maroc Telecom	30,886	29,110

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
	Non U.S. Companies (Continued)
1,391	Millicom International Cellular SA	$83,964	$77,708
5,000	Orange SA, ADR	59,301	78,600
31,151	Orascom Investment Holding, GDR†	43,679	4,860
80,000	Pharol SGPS SA†	19,399	13,736
8,000	Proximus SA	178,511	235,789
1,200	Swisscom AG	384,765	602,459
2,000	Swisscom AG, ADR	88,550	100,640
40,000	Telecom Italia SpA†	31,273	21,841
12,000	Telefonica Brasil SA, ADR	186,918	156,240
45,000	Telefonica Deutschland Holding AG	230,345	125,724
63,000	Telefonica SA, ADR	766,561	522,270
70,000	Telekom Austria AG	606,149	528,524
22,000	Telenet Group Holding NV	996,746	1,225,794
200,000	VEON Ltd., ADR	554,571	560,000

	U.S. Companies
20,000	AT&T Inc.	652,134	670,200
68,000	CenturyLink Inc.	1,261,295	799,680
36,000	Sprint Corp.†	188,325	236,520
1,000	T-Mobile US Inc.†	22,694	74,140
37,000	Verizon Communications Inc.	1,629,433	2,113,810
		13,476,704	14,189,597

	Wireless Communications — 2.7%
	Non U.S. Companies
4,000	America Movil SAB de CV, Cl. L, ADR	58,569	58,240
36,197	Millicom International Cellular SA, SDR	2,289,777	2,036,682
3,500	Mobile TeleSystems PJSC, ADR	44,149	32,585
6,000	SK Telecom Co. Ltd., ADR	137,159	148,500
25,000	Turkcell Iletisim Hizmetleri A/S, ADR	199,249	137,000
114,000	Vodafone Group plc, ADR	2,791,195	1,861,620

	U.S. Companies
6,500	United States Cellular Corp.†	231,245	290,355
		5,751,343	4,564,982

	TOTAL COMMUNICATIONS	25,191,343	27,403,962

	TOTAL COMMON STOCKS	110,835,684	139,729,248

Shares		Cost	Market Value

	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
	Non U.S. Companies
17,029	Ipsen SA/Clementia, CVR†(a)	$22,989	$22,989

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(b)	32,855	30,120

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 19.0%
$32,874,000	U.S. Treasury Bills, 2.070% to 2.481%††, 07/11/19 to 09/19/19(c)	32,800,098	32,809,289
TOTAL INVESTMENTS — 100.0%		$143,691,626	172,591,646

Other Assets and Liabilities (Net)			(1,268,916)

PREFERRED STOCK (1,292,258 preferred shares outstanding)			(64,612,900)

NET ASSETS — COMMON SHARES (5,369,326 common shares outstanding)			$106,709,830

NET ASSET VALUE PER COMMON SHARE ($106,709,830 ÷ 5,369,326 shares outstanding)			$19.87

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A security amounted to $30,120 or 0.02% of total investments.

(c)	At June 30, 2019, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
United States	61.3%	$105,788,493
Europe	28.0	48,366,506
Canada	4.7	8,066,980
Japan	2.5	4,293,656
Asia/Pacific	2.3	4,022,042
Latin America	0.9	1,497,570
South Africa	0.3	485,555
Africa/Middle East	0.0 *	70,844

Total Investments	100.0%	$172,591,646

*	Amount represents less than 0.05%.

As of June 30, 2019, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Appreciation
KCOM Group plc	KCOM Group plc	The Goldman Sachs Group, Inc.	1 month	04/29/2020	$136,674	$5,361	—	$5,361

								$5,361

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $143,691,626)	$172,591,646
Foreign currency, at value (cost $464)	464
Dividends receivable	450,041
Deferred offering expense	58,621
Unrealized appreciation on swap contracts	5,361
Prepaid expenses	1,633
Other Receivables	10,000

Total Assets	173,117,766

Liabilities:
Payable to custodian	20,388
Distributions payable	62,057
Payable for investments purchased	1,483,762
Payable for payroll expenses	47,362
Payable for investment advisory fees	70,463
Payable for accounting fees	7,500
Payable for rights offering expenses	16,102
Other accrued expenses	87,402

Total Liabilities	1,795,036

Preferred Shares:
Series A Cumulative Preferred Shares ($50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 34,229 shares issued and outstanding)	1,711,450
Series B Cumulative Preferred Shares ($50 liquidation value, 1,370,433 shares authorized with 1,258,029 shares issued and outstanding)	62,901,450

Total Preferred Shares	64,612,900

Net Assets Attributable to Common Shareholders	$106,709,830

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$79,442,953
Total distributable earnings	27,266,877

Net Assets	$106,709,830

Net Asset Value per Common Share:
($106,709,830 ÷ 5,369,326 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$19.87

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $129,492)	$1,769,854
Interest	614,835

Total Investment Income	2,384,689

Expenses:
Investment advisory fees	426,171
Payroll expenses	74,442
Shareholder communications expenses	44,444
Legal and audit fees	34,333
Trustees’ fees	27,249
Accounting fees	22,500
Custodian fees	17,998
Shareholder services fees	16,538
Interest expense	10,832
Miscellaneous expenses	14,428

Total Expenses	688,935

Less:
Expenses paid indirectly by broker (See Note 3)	(1,272)

Net Expenses	687,663

Net Investment Income	1,697,026

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(687,877)
Net realized gain on swap contracts	9,939
Net realized gain on foreign currency transactions	11,189

Net realized loss on investments, swap contracts, and foreign currency transactions	(666,749)

Net change in unrealized appreciation/depreciation:
on investments	10,437,446
on swap contracts	5,361
on foreign currency translations	1,830

Net change in unrealized appreciation/ depreciation on investments, swap contracts, and foreign currency translations	10,444,637

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	9,777,888

Net Increase in Net Assets Resulting from Operations	11,474,914

Total Distributions to Preferred Stock Shareholders	(2,237,655)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$9,237,259

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$1,697,026		$2,344,834
Net realized gain/(loss) on investments, swap contracts, and foreign currency transactions	(666,749)		3,482,673
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	10,444,637		(13,015,390)

Net Increase/(Decrease) in Net Assets Resulting from Operations	11,474,914		(7,187,883)

Distributions to Preferred Shareholders
Accumulated earnings	(2,227,090	)*	(1,140,130)
Return of capital	(10,565	)*	—

Total Distributions to Preferred Shareholders	(2,237,655)		(1,140,130)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	9,237,259		(8,328,013)

Distributions to Common Shareholders
Accumulated earnings	—		(4,608,071)
Return of capital	(3,221,596	)*	(325,485)

Total Distributions to Common Shareholders	(3,221,596)		(4,933,556)

Fund Share Transactions:
Net increase in net assets from common shares issued in rights offering	—		22,015,208
Net increase in net assets from repurchase of preferred shares	39,181		2,473
Offering costs charged to paid-in-capital	—		(330,000)

Net Increase in Net Assets from Fund Share Transactions	39,181		21,687,681

Net Increase in Net Assets Attributable to Common Shareholders	6,054,844		8,426,112

Net Assets Attributable to Common Shareholders:
Beginning of year	100,654,986		92,228,874

End of period	$106,709,830		$100,654,986

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2019			Year Ended December 31,

	(Unaudited)		2018	2017	2016	2015		2014
Operating Performance:
Net asset value, beginning of year	$18.75		$22.43	$19.83	$19.57	$21.93		$22.36

Net investment income	0.32		0.58	0.62	0.78	0.60		0.86
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	1.81		(2.15)	3.65	1.11	(1.39)		0.47

Total from investment operations	2.13		(1.57)	4.27	1.89	(0.79)		1.33

Distributions to Preferred Shareholders: (a)
Net investment income	(0.29	)*	(0.12)	(0.18)	(0.24)	(0.25)			(0.30)
Net realized gain	(0.13	)*	(0.16)	(0.29)	(0.19)	(0.12)			(0.26)
Return of capital	(0.00	)*(b)	—	—	—	—		—

Total distributions to preferred shareholders		(0.42)	(0.28)	(0.47)	(0.43)	(0.37)			(0.56)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	1.71		(1.85)	3.80	1.46	(1.16)		0.77

Distributions to Common Shareholders:
Net investment income	—		(0.49)	(0.44)	(0.59)	(0.22)			(0.39)
Net realized gain	—		(0.64)	(0.76)	(0.49)	(0.11)			(0.33)
Return of capital	(0.60	)*	(0.07)	—	(0.12)	(0.87)			(0.48)

Total distributions to common shareholders		(0.60)	(1.20)	(1.20)	(1.20)	(1.20)			(1.20)

Fund Share Transactions:
Decrease in net asset value from common shares issued in rights offering	—		(0.55)	—	—	—		—
Increase in net asset value from repurchase of preferred shares	0.01		0.00 (b)	—	—	—		—
Increase/(Decrease) in net asset value from repurchase of common shares	—		—	—	—	0.00	(b)	(0.00	)(b)
Net decrease from costs charged to repurchase of common shares	—		—	—	—	(0.00	)(b)	—
Offering expenses charged to paid-in capital	—		(0.08)	—	—	—		(0.00	)(b)

Total Fund share transactions	0.01		(0.63)	—	—	0.00	(b)	(0.00	)(b)

Net Asset Value Attributable to Common Shareholders, End of Period	$19.87		$18.75	$22.43	$19.83	$19.57		$21.93

NAV total return †		9.25%	(8.86)%	19.59%	7.53%	(5.52)%			3.53%

Market value, end of period	$18.82		$16.10	$21.30	$16.80	$16.70		$19.43

Investment total return ††		20.74%	(16.74)%	34.83%	7.81%	(8.16)%			2.98%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018		2017		2016		2015		2014
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of year (in 000’s)	$171,323		$165,875		$143,533		$132,847		$131,749		$141,789
Net assets attributable to common shares, end of year (in 000’s)	$106,710		$100,655		$92,229		$81,543		$80,445		$90,167
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.22	%(c)		2.73%		2.88%		3.83%		2.81%	3.85%
Ratio of operating expenses to average net assets attributable to common shares(d)	1.31	%(e)(f)	1.33	%(f)(g)	1.34	%(g)	1.39	%(g)(h)	1.41	%(g)	1.39%
Portfolio turnover rate	36.3	%(c)		12.8%		9.2%		21.8%		14.2%	26.6%
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of year (in 000’s)	$ 1,711		$2,319		$51,304		$51,304		$51,304		$51,621
Total shares outstanding (in 000’s)	34		46		1,026		1,026		1,026		1,032
Liquidation preference per share	$ 50.00		$50.00		$50.00		$50.00		$50.00		$50.00
Average market value(i)	$ 47.06		$49.10		$50.90		$51.17		$50.49		$50.55
Asset coverage per share(j)	$ 132.58		$127.17		$139.88		$129.47		$128.40		$137.34
Series B Preferred
Liquidation value, end of year (in 000’s)	$ 62,901		$62,901		—		—		—		—
Total shares outstanding (in 000’s)	1,258		1,258		—		—		—		—
Liquidation preference per share	$ 50.00		$50.00		—		—		—		—
Average market value(i)	$ 52.21		$51.32		—		—		—		—
Asset coverage per share(j)	$ 132.58		$127.17		—		—		—		—
Asset coverage(k)		265%		254%		280%		259%		257%	275%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering.
††

Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the years. (b) Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2019, and the years ended December 31, 2018, 2017, 2016, 2015, and 2014 would have been 0.81%, 1.00%, 0.85%, 0.86%, 0.89%, and 0.89%, respectively.

(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 , if credits had not been received, the expense ratios would have been 1.30%. For the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

The Fund incurred interest expense during the six months ended June 30, 2019 and year ended December 31, 2018. If expense had not been incurred, the expense ratios would have been 1.29% and 1.31% attributable to common shares and 0.80% and 0.99% including liquidation of preferred shares, respectively. For the years ended December 31, 2017, 2016, 2015, and 2014, there was no impact on the expense ratios.

(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(h)

During the year ended December 31, 2016, the fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement been included in 2016, the expense ratios would have been 1.18% attributable to common shares and 0.73% including liquidation value of preferred shares.

(i)	Based on weekly prices.
(j)	Asset coverage per share is calculated by combining all series of preferred shares.
(k)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the 1940 Act). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Electric Transmission and Distribution	$4,468,041	$24,010	—	$4,492,051
Other Industries (a)	56,708,061	—	—	56,708,061
COMMUNICATIONS
Cable and Satellite	8,631,949	17,434	—	8,649,383
Other Industries (a)	18,754,579	—	—	18,754,579
OTHER
Aerospace	1,856,755	7,664	—	1,864,419
Computer Software and Services	5,977,066	—	$1,175,000	7,152,066
Other Industries (a)	42,108,689	—	—	42,108,689
Total Common Stocks	138,505,140	49,108	1,175,000	139,729,248
Rights (a)	—	—	22,989	22,989
Warrants (a)	—	30,120	—	30,120
U.S. Government Obligations	—	32,809,289	—	32,809,289
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$138,505,140	$32,888,517	$1,197,989	$172,591,646

OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	$5,361	—	$5,361
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$5,361	—	$5,361

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/(depreciation) of the instrument.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments.										Net change
	Balance as of 12/31/18	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)†	Net purchases	Net sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 06/30/19	in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:(a)	$4,984	$—	$(45)	$4,154	$1,170,900	$(4,993)	—	—	$1,175,000	$4,100
Rights(a)	—	—	—	—	22,989	—	—	—	22,989	—
TOTAL INVESTMENTS IN SECURITIES	$4,984	$—	$(45)	$4,154	$1,193,889	$(4,993)	—	—	$1,197,989	$4,100

(a)	Please refer to the SOI for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used, and unobservable inputs utilized, if any, to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2019:

Description	Balance at 06/30/19	Valuation Technique
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,175,000	Last available closing price
Rights (a)	22,989	Merger/Acquisition price

	$1,197,989

(a)	Please refer to the SOI for the industry classifications of these portfolio holdings.

The valuations in the table above are based on management assessment of realizable value.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2019, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. Equity contract for difference swap agreements held at June 30, 2019 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2019 had an average monthly notional amount of approximately $129,279.

At June 30, 2019, the Fund’s derivative assets (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Assets
Equity Contract for Difference Swap Agreements	$5,361	—	$5,361

The following table presents the Fund’s derivative assets by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2019:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
The Goldman Sachs Group, Inc.	$5,361	—	—	$5,361

At June 30, 2019, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2019, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts outstanding at June 30, 2019.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise.

Under the fund’s current common share distribution policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Distributions sourced to the maximum federal income tax rate and may cause such gains to be treated as

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 3.80% Series A Cumulative Preferred Shares (Series A Preferred) and Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gains)	$2,284,459	$565,221
Net long term capital gains	2,323,612	574,909
Return of capital	325,485	—

Total distributions paid	$4,933,556	$1,140,130

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and derivatives instruments	$144,017,002	$33,988,637	$(5,408,632)	$28,580,005

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2019, the Fund paid $33,001 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,272.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2019, the Fund accrued $74,442 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $87,607,434 and $44,157,943, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2019 and the year ended December 31, 2018, the Fund did not repurchase and retire any shares in the open market.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Fund has an effective shelf registration authorizing the offering of an additional $150 million of common or preferred shares. As of June 30, 2019, after considering the common and preferred shares rights offerings, the Fund has approximately $65 million available for issuance under the current shelf registration.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2019, the Fund repurchased and retired 12,145 of the series A Preferred in the open market at an investment of $567,469 and average discount of approximately 6.57% from its liquidation preference.

During the year ended December 31, 2018, the Fund completed a rights offering whereby one transferable right was issued for each common share held as of November 12, 2018. Three rights were required to purchase one additional common share and one Series B Preferred share at the subscription price of $67.50. On December 19, 2018, the Fund issued 1,258,029 common shares and 1,258,029 Series B Preferred shares receiving net proceeds of $84,586,957, after the deduction of estimated offering expenses of $330,000. The NAV of the Fund was reduced by $0.55 per share on the day the additional common shares were issued due to the additional common shares being issued below NAV.

The Series B Preferred will pay distributions quarterly at an annualized dividend rate of 7.00% of the $50 per share liquidation preference for the quarterly dividend periods ending on or prior to December 2019 (Year 1). At least 30 days prior to the end of the Year 1, the Board will determine and publicly announce a reset fixed dividend rate that will apply for all remaining quarterly dividend periods. Each reset dividend rate will be determined by the Board or a committee thereof in its sole discretion, and such rate will be at least 200 basis points over the yield of the ten year U.S. Treasury Note at the date of determination, but in no case will such rate be less than an annualized rate of 4.00% nor greater than an annualized rate of 7.00%. The Series B may be put back to the Fund during the 30 day period prior to each of December 26, 2021 and December 26, 2023 at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, and redeemed by the Fund, at its option, at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, at any time commencing on December 26, 2023.

The following table summarizes Cumulative Preferred Share information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 06/30/19	Net Proceeds	2019 Dividend Rate Range	Dividend Rate at 06/30/19	Accrued Dividends at 06/30/19
A 3.800%	April 11, 2013	1,200,000	34,229	$70,286,465	Fixed Rate	3.800%	$903
B	December 19, 2018	1,370,433	1,258,029	84,586,957	7.000%	7.000%	61,154

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019 in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Vincent D. Enright and Michael J. Melarkey as Trustees of the Fund, with 5,665,266 votes and 5,673,704 votes cast in favor of these Trustees, and 279,816 votes and 271,379 votes withheld for these Trustees, respectively.

James P. Conn, Leslie F. Foley, Salvatore M. Salibello, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 15, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods ended March 31, 2019 against a peer group of utility and infrastructure funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). The Independent Board Members noted that the Fund’s performance was in the fourth quartiles for the one-, three-, five-, and ten-year periods for the Adviser Peer Group, and was in the third, fourth, fourth, and fourth quartiles for the one-, three-, five- and ten-year periods, respectively, for the Lipper Peer Group. The Independent Board Members noted that they had engaged in an extensive discussion with the Adviser on the Fund’s portfolio and the Fund’s absolute returns.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge. The Board also reviewed materials showing that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members considered the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was above average for the Adviser Peer Group, but below average for the Lipper Peer Group, and the Fund’s size was below average within the applicable peer groups. The Independent Board Members noted that the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by the Adviser. The Independent Board Members noted that within each group, the Fund’s investment management fee was below average..

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services and an acceptable performance record within its relatively conservative stance and that the Independent Board Members were pleased with the stability of the Fund’s performance. The Independent Board Members also concluded that the Fund’s expense ratios were acceptable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Leslie F. Foley

Attorney

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Adam E. Tokar

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2019

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 46,374 Preferred Series B – 1,258,029
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 46,374 Preferred Series B – 1,258,029
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series A – 11,045 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.05 Preferred Series B – N/A	Common – N/A Preferred Series A – 11,045 Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 46,374 - 11,045 = 35,329 Preferred Series B – 1,258,029
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series A – 1,000 Preferred Series B – N/A	Common – N/A Preferred Series A – $47.40 Preferred Series B – N/A	Common – N/A Preferred Series A – 1,000 Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 35,329 - 1,000 = 34,329 Preferred Series B – 1,258,029
Month #5 05/01/2019 through	Common – N/A Preferred Series A – 100	Common – N/A Preferred Series A – $45.40	Common – N/A Preferred Series A – 100	Common – 5,369,326 Preferred Series A – 34,329 - 100 = 34,229

05/31/2019	Preferred Series B – N/A	Preferred Series B – N/A	Preferred Series B – N/A	Preferred Series B – 1,258,029
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – N/A Preferred Series A – N/A Preferred Series B – N/A	Common – 5,369,326 Preferred Series A – 34,229 Preferred Series B – 1,258,029
Total	Common – N/A Preferred Series A – 12,145 Preferred Series B – N/A	Common – N/A Preferred Series A – $46.2568 Preferred Series B – N/A	Common – N/A Preferred Series A – 12,145 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.